INCOME TAXES	6 Months Ended
Jun. 30, 2017
INCOME TAXES
INCOME TAXES

12.   INCOME TAXES

The effective income tax rates for the three and six months ended June 30, 2017 were 19.1% and 18.3%, respectively (2016 - 2.8% and 20.1%). The period-over-period change in the effective income tax rates in 2017 is primarily attributable to the rate-regulated tax benefit and other permanent items relative to the increase in earnings for the three and six months ended June 30, 2017.